Subsequent Events - Additional Information (Details)											12 Months Ended
	Aug. 01, 2023 USD ($)	Jul. 25, 2023 USD ($)	Mar. 23, 2023 USD ($) Day $ / shares shares	Mar. 22, 2023 USD ($)	Mar. 06, 2023 USD ($)	Mar. 01, 2023 USD ($)	Feb. 28, 2023 USD ($)	Feb. 01, 2023 USD ($)	Jan. 16, 2023 d $ / shares shares	Jan. 03, 2023 USD ($)	Dec. 31, 2022 shares	Jun. 30, 2023 shares	Apr. 27, 2023 shares	Sep. 29, 2022 shares	Dec. 31, 2021 shares
Subsequent Event [Line Items]
Ordinary shares, shares issued | shares														28,750,000
Merger Agreement
Subsequent Event [Line Items]
Date of agreement									Jan. 16, 2023		Jan. 16, 2023
Ordinary shares, shares issued | shares									7,500,000
Number of trading days | d									20
Number of consecutive trading days | d									30
Earnout period									5 years
Subsequent Event
Subsequent Event [Line Items]
Additional amount drew down on extension loan						$ 98,316		$ 98,316		$ 98,316
Total extension loan						$ 294,947		$ 294,947		$ 294,947
Additional amount drew down on working capital loan				$ 50,000	$ 150,000		$ 225,000
Deferred underwriting discount			$ 5,635,000
Deferred underwriting discount payment due at closing.			2,000,000
Deferred cash obligation to be paid in eighteen months after closing			$ 3,635,000
Ordinary shares, shares issued | shares			7,500,000
Earnout period			5 years
Subsequent Event | Maximum
Subsequent Event [Line Items]
Closing surviving corporation cash threshold for payment of deferred underwriting discount			$ 25,000,000
Subsequent Event | Minimum
Subsequent Event [Line Items]
Closing surviving corporation cash threshold for payment of deferred underwriting discount			$ 25,000,000
Subsequent Event | Promissory Note | Merger Agreement
Subsequent Event [Line Items]
Drawdowns on debt	$ 84,000
Class A Ordinary Shares
Subsequent Event [Line Items]
Ordinary shares, shares issued | shares											0	0		23,000,000	0
Temporary equity, shares subject to possible redemption | shares			2,457,892								2,457,892	2,080,915	376,977		23,000,000
Class A Ordinary Shares | Merger Agreement
Subsequent Event [Line Items]
Temporary equity, shares subject to possible redemption | shares									2,080,915
PCCT Working Capital Loan | PCCT Sponsor | Subsequent Event
Subsequent Event [Line Items]
Proceeds from related party debt	$ 114,632	$ 15,000
Quoted Price Greater Than or Equal to 15 | Merger Agreement
Subsequent Event [Line Items]
Ordinary shares, shares issued | shares									2,500,000
Quoted Price Greater Than or Equal to 15 | Maximum | Merger Agreement
Subsequent Event [Line Items]
Weighted average closing sale price per share | $ / shares									$ 15
Quoted Price Greater Than or Equal to 15 | Subsequent Event
Subsequent Event [Line Items]
Number of trading days | Day			20
Number of consecutive trading days | Day			30
Quoted Price Greater Than or Equal to 15 | Subsequent Event | Maximum
Subsequent Event [Line Items]
Weighted average closing sale price per share | $ / shares			$ 15
Quoted Price Greater Than or Equal to 20 | Merger Agreement
Subsequent Event [Line Items]
Ordinary shares, shares issued | shares									5,000,000
Quoted Price Greater Than or Equal to 20 | Maximum | Merger Agreement
Subsequent Event [Line Items]
Weighted average closing sale price per share | $ / shares									$ 20
Quoted Price Greater Than or Equal to 20 | Subsequent Event
Subsequent Event [Line Items]
Number of trading days | Day			20
Number of consecutive trading days | Day			30
Quoted Price Greater Than or Equal to 20 | Subsequent Event | Maximum
Subsequent Event [Line Items]
Weighted average closing sale price per share | $ / shares			$ 20
Quoted Price Greater Than or Equal to 25 | Merger Agreement
Subsequent Event [Line Items]
Ordinary shares, shares issued | shares									7,500,000
Quoted Price Greater Than or Equal to 25 | Maximum | Merger Agreement
Subsequent Event [Line Items]
Weighted average closing sale price per share | $ / shares									$ 25
Quoted Price Greater Than or Equal to 25 | Subsequent Event
Subsequent Event [Line Items]
Number of trading days | Day			20
Number of consecutive trading days | Day			30
Quoted Price Greater Than or Equal to 25 | Subsequent Event | Maximum
Subsequent Event [Line Items]
Weighted average closing sale price per share | $ / shares			$ 25